Derivative Financial Instruments - Summary Of Detailed Information About Financial Instruments (Detail) S/ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Dec. 18, 2024 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Sep. 30, 2024 MXN ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 MXN ($)	Apr. 25, 2024 USD ($)	Mar. 22, 2024 USD ($)	Dec. 31, 2023 PEN (S/)	Jul. 21, 2023 USD ($)	May 05, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Nov. 29, 2022 PEN (S/)	Nov. 29, 2022 USD ($)	Nov. 20, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional amount		S/ 5,048,548								S/ 5,557,229			S/ 3,860,745			$ 300,000
Derivative Financial Instruments maturity Year	2029
Derivative financial assets | S/		67,472								82,213			82,606
Current derivative financial assets | S/		8,962								721			69,064
Non-current derivative financial assets | S/		58,510								81,492			13,542
Derivative financial liabilities | S/		42,370											15,317
Current derivative financial liabilities | S/		15,273											15,317
Non-current derivative financial liabilities | S/		S/ 27,097
Fx operation Agreement Purchased Collar 2026 [Member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 55,500
Derivative Financial Instruments maturity Year		2026
Derivative financial assets | S/													9,396
Fx operation Agreement Purchased Collar 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount											$ 80,000
Fx operation Agreement Purchased Collar 2024 [Member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			80,000
Derivative Financial Instruments maturity Year		2024
Derivative financial assets | S/										721
Fx operation Agreements Long forward 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount														S/ 1,092,750	$ 300,000
Fx operation Agreements Long forward 2023 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			300,000
Derivative Financial Instruments maturity Year		2023
Derivative financial assets | S/													69,064
Fx operation Agreements Purchased Collar Long Put 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount														1,092,750	300,000
Fx operation Agreements Purchased Collar Long Put 2023 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			300,000
Derivative Financial Instruments maturity Year		2023
Derivative financial assets | S/													(9,835)
Fx operation Agreements Purchased Collar Short Call 2023 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			300,000
Derivative Financial Instruments maturity Year		2023
Derivative financial assets | S/													13,981
Fx operation Agreement Call Spread 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 253,000
Fx operation Agreement Call Spread 2029 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			253,000
Derivative Financial Instruments maturity Year		2029
Derivative financial assets | S/		S/ 38,849
Fx operation Agreement Call Spread Long Put 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 47,000
Fx operation Agreement Call Spread Long Put 2025 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			47,000
Derivative Financial Instruments maturity Year		2025
Derivative financial assets | S/		S/ (2,856)
Fx operation Agreement Call Spread Short Call 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 47,000
Fx operation Agreement Call Spread Short Call 2025 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			47,000
Derivative Financial Instruments maturity Year		2025
Derivative financial assets | S/		S/ 7,825
Fx operation Agreements Purchased Collar Long Put 2025 [Member] | Financial liabilities measured at fair value through other comprehensive income category [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			300,000
Derivative Financial Instruments maturity Year		2025
Derivative financial liabilities | S/													(50)
Fx operation Agreements Purchased Collar Long Put 2025 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			300,000
Derivative Financial Instruments maturity Year		2025
Derivative financial assets | S/										(33,325)
Fx operation Agreements Purchased Collar Short Call 2025 [Member] | Financial liabilities measured at fair value through other comprehensive income category [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			300,000
Derivative Financial Instruments maturity Year		2025
Derivative financial liabilities | S/													S/ 15,367
Fx operation Agreements Purchased Collar Short Call 2025 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			300,000
Derivative Financial Instruments maturity Year		2025
Derivative financial assets | S/										50,870
Fx operation Agreement Call Spread 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount														S/ 238,650	$ 55,500
Fx operation Agreement Call Spread 2026 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			55,500
Derivative Financial Instruments maturity Year		2026
Derivative financial assets | S/		S/ 4,828								6,464
Fx operation Agreement Call Spread 2028 One [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			2,082
Derivative Financial Instruments maturity Year		2028
Derivative financial assets | S/		S/ 205								254
Fx operation Agreement Call Spread 2028 Two [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			50,918
Derivative Financial Instruments maturity Year		2028
Derivative financial assets | S/		S/ 5,534								6,205
Fx operation Agreement Purchased Collar 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount												$ 396,500
Fx operation Agreement Purchased Collar 2028 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			396,500
Derivative Financial Instruments maturity Year		2028
Derivative financial assets | S/										S/ 51,024
Fx operation Agreement Single Call 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 30,000
Fx operation Agreement Single Call 2028 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			30,000
Derivative Financial Instruments maturity Year		2028
Derivative financial assets | S/		S/ 6,337
Interest Rate Swap TIIE 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 1,705,351		$ 3,410,703
Interest Rate Swap TIIE 2028 [Member] | Financial liabilities measured at fair value through other comprehensive income category [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 3,410,702
Derivative Financial Instruments maturity Year		2028
Derivative financial liabilities | S/		S/ 38,471
Interest Rate Swap TIIE 2028 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 1,705,351
Derivative Financial Instruments maturity Year		2028
Derivative financial assets | S/		S/ 6,750
Interest Rate Swap SOFR 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 77,500
Interest Rate Swap SOFR 2028 [Member] | Financial liabilities measured at fair value through other comprehensive income category [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 77,500
Derivative Financial Instruments maturity Year		2028
Derivative financial liabilities | S/		S/ 3,899